Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Cash flows from operating activities:
Net loss	$ (16,463)	$ (136,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,217	4,565
Compensation from stock options and awards	2,867	3,617
Amortization of bond discounts and deferred financing costs	3,493	2,780
Gain on sale and retirement of property and assets	(127)	(269)
(Income) loss from unconsolidated joint ventures	(1,473)	4,224
Distributions of earnings from unconsolidated joint ventures	297	293
(Gain) loss on extinguishment of debt	(51,737)	1,644
Expenses related to the debt for debt exchange	4,683
Inventory impairment and land option write-offs	6,541	30,450
(Increase) decrease in assets:
Mortgage loans held for sale	(2,905)	38,954
Restricted cash, receivables, prepaids, deposits and other assets	18,953	29,384
Inventories	15,435	(27,660)
Increase (decrease) in liabilities:
State and federal income tax liabilities	1,106	22,573
Customers’ deposits	4,326	5,707
Accounts payable, accrued interest and other accrued liabilities	(28,079)	(75,412)
Net cash used in operating activities	(39,866)	(95,959)
Cash flows from investing activities:
Proceeds from sale of property and assets	134	928
Purchase of property, equipment, and other fixed assets	(728)	(449)
Investments in and advances to unconsolidated joint ventures	(2,768)	(3,228)
Distributions of capital from unconsolidated joint ventures	1,258	1,385
Net cash used in investing activities	(2,104)	(1,364)
Cash flows from financing activities:
Proceeds from mortgages and notes	5,966	9,426
Payments related to mortgages and notes	(4,477)	(13,785)
Net proceeds from Senior Notes		151,220
Net proceeds from TEU issuance		83,707
Net proceeds from Common Stock issuance	47,250	54,899
Net payments related to mortgage warehouse lines of credit	14,801	(40,115)
Principal payments and debt repurchases	(73,024)	(157,034)
Proceeds from model sale leaseback financing programs	26,695
Deferred financing costs from note issuance		(4,445)
Payments related to the debt for debt exchange	(18,861)
Purchase of treasury stock	(103)
Net cash (used in) provided by financing activities	(1,753)	83,873
Net decrease in cash and cash equivalents	(43,723)	(13,450)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	207,017	353,730
Supplemental disclosures of cash flow:
Income taxes	$ 133	$ 23,984